Inventories (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Inventories [Line Items]
Finished goods	€ 2,588,272		€ 1,951,822
Inventory in the statements of operations	402,908	€ 312,563
Bottom of range [Member]
Inventories [Line Items]
Inventory in the statements of operations	€ 0
Top of range [Member]
Inventories [Line Items]
Inventory in the statements of operations		€ 49,362